GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Australia – 3.6%
916,026	Transurban Group (Transportation Infrastructure)	$ 8,746,577

Canada – 14.6%
370,244	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	14,116,666
28,248	Fortis, Inc. (Electric Utilities)	1,200,775
130,570	Hydro One Ltd. (Electric Utilities)(a)	3,717,598
106,453	Keyera Corp. (Oil, Gas & Consumable Fuels)	2,330,702
85,691	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	2,148,140
210,817	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	6,829,129
140,844	TC Energy Corp. (Oil, Gas & Consumable Fuels)	5,478,483

		35,821,493

China – 2.4%
295,900	ENN Energy Holdings Ltd. (Gas Utilities)	4,051,752
1,890,000	Jiangsu Expressway Co. Ltd., Class H (Transportation Infrastructure)	1,757,644

		5,809,396

France – 7.9%
163,589	Engie SA (Multi-Utilities)	2,588,750
40,661	Veolia Environnement SA (Multi-Utilities)	1,254,686
135,145	Vinci SA (Construction & Engineering)	15,493,367

		19,336,803

Italy – 1.0%
568,687	Enav SpA (Transportation Infrastructure)(a)	2,380,157

Japan – 0.9%
134,000	Osaka Gas Co. Ltd. (Gas Utilities)	2,201,326

Spain – 8.7%
30,874	Aena SME SA (Transportation Infrastructure)*(a)	4,992,590
194,676	Cellnex Telecom SA (Diversified Telecommunication Services)*(a)	7,570,501
209,844	Ferrovial SA (Construction & Engineering)	6,179,367

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
219,720	Iberdrola SA (Electric Utilities)	$ 2,737,232

		21,479,690

United Kingdom – 7.5%
1,123,560	National Grid PLC (Multi-Utilities)	15,198,415
90,755	Severn Trent PLC (Water Utilities)	3,223,887

		18,422,302

United States – 51.8%
46,310	AES Corp. (The) (Independent Power and Renewable Electricity Producers)	1,115,145
37,161	Ameren Corp. (Multi-Utilities)	3,210,339
105,113	American Tower Corp. (Specialized REITs (REITs))	21,478,790
24,136	American Water Works Co., Inc. (Water Utilities)	3,535,683
36,454	Atmos Energy Corp. (Gas Utilities)	4,095,971
160,074	CenterPoint Energy, Inc. (Multi-Utilities)	4,715,780
66,360	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	10,458,336
54,260	CMS Energy Corp. (Multi-Utilities)	3,330,479
25,126	Consolidated Edison, Inc. (Multi-Utilities)	2,403,804
56,814	Crown Castle, Inc. (Specialized REITs (REITs))	7,603,986
11,023	Digital Realty Trust, Inc. (Specialized REITs (REITs))	1,083,671
73,601	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	3,633,681
46,478	Edison International (Electric Utilities)	3,280,882
74,790	Eversource Energy (Electric Utilities)	5,853,065
113,908	Exelon Corp. (Electric Utilities)	4,771,606
149,742	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,621,982
3,734	Linde PLC (Chemicals)	1,327,213
3,661	Martin Marietta Materials, Inc. (Construction Materials)	1,299,875
14,843	New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	436,830
49,483	NextEra Energy, Inc. (Electric Utilities)	3,814,150
33,984	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,159,343
277,429	PG&E Corp. (Electric Utilities)*	4,486,027
24,536	SBA Communications Corp. (Specialized REITs (REITs))	6,405,614

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
43,319	Sempra Energy (Multi-Utilities)	$ 6,548,100
84,887	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,192,507
26,817	WEC Energy Group, Inc. (Multi-Utilities)	2,541,983
207,083	Williams Cos., Inc. (The) (Oil, Gas & Consumable Fuels)	6,183,498
36,483	Xcel Energy, Inc. (Electric Utilities)	2,460,414

		127,048,754

TOTAL COMMON STOCKS (Cost $203,196,887)		$241,246,498

Shares		Dividend Rate	Value

Investment Company – 1.2%(b)
2,899,092	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.725%	$ 2,899,092
(Cost $2,899,092)

TOTAL INVESTMENTS – 99.6% (Cost $206,095,979)			$244,145,590

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			1,080,774

NET ASSETS – 100.0%			$245,226,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Sector Name	% of Market Value
Utilities	38.7%
Energy	24.7
Industrials	16.2
Real Estate	15.0
Communication Services	3.1
Investment Company	1.2
Materials	1.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Australia – 3.7%
169,125	Dexus REIT (Equity Real Estate Investment Trusts)	$ 855,068
57,714	Goodman Group REIT (Equity Real Estate Investment Trusts)	732,382
599,056	Scentre Group REIT (Equity Real Estate Investment Trusts)	1,108,903
643,023	Stockland REIT (Equity Real Estate Investment Trusts)	1,721,884

		4,418,237

Canada – 1.8%
34,209	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	1,200,036
61,307	RioCan Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts)	924,935

		2,124,971

France – 1.2%
13,767	Gecina SA REIT (Equity Real Estate Investment Trusts)	1,429,023

Germany – 1.9%
50,539	Instone Real Estate Group SE (Real Estate Management & Development)(a)	428,328
97,096	Vonovia SE (Real Estate Management & Development)	1,828,787

		2,257,115

Hong Kong – 4.9%
93,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	563,828
1,010,000	Fortune Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts)	836,625
295,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,297,842
1,180,117	Sino Land Co. Ltd. (Real Estate Management & Development)	1,595,898
112,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,576,081

		5,870,274

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.5%
133,024	Dalata Hotel Group PLC (Consumer Services)*	$ 603,161

Japan – 10.3%
703	Comforia Residential REIT, Inc. REIT (Equity Real Estate Investment Trusts)	1,672,477
184	Hoshino Resorts REIT, Inc. REIT (Equity Real Estate Investment Trusts)	957,556
1,508	Invincible Investment Corp. REIT (Equity Real Estate Investment Trusts)	634,723
1,990	Japan Metropolitan Fund Invest REIT (Equity Real Estate Investment Trusts)	1,453,203
20,600	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	833,018
155,200	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,846,052
110,900	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2,083,195
111	Nippon Accommodations Fund, Inc. REIT (Equity Real Estate Investment Trusts)	500,073
85	Nippon Building Fund, Inc. REIT (Equity Real Estate Investment Trusts)	353,816
504	Nippon Prologis REIT, Inc. REIT (Equity Real Estate Investment Trusts)	1,066,992
43,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	980,035

		12,381,140

Netherlands – 0.5%
49,568	CTP NV (Real Estate Management & Development)(a)	639,634

Singapore – 3.8%
667,300	CapitaLand Ascendas REIT (Equity Real Estate Investment Trusts)	1,438,841
857,500	Capitaland India Trust (Real Estate Management & Development)	703,722
2,664,100	Far East Hospitality Trust (Equity Real Estate Investment Trusts)	1,173,455
2,511,209	Lendlease Global Commercial REIT (Equity Real Estate Investment Trusts)	1,285,591

		4,601,609

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 1.2%
37,203	Cellnex Telecom SA (Telecommunication Services)*(a)	$ 1,446,739

Sweden – 0.8%
80,788	Castellum AB (Real Estate Management & Development)(b)	939,870

United Kingdom – 4.9%
89,597	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts)	1,291,595
283,792	LondonMetric Property PLC REIT (Equity Real Estate Investment Trusts)	618,190
168,192	Segro PLC REIT (Equity Real Estate Investment Trusts)	1,602,164
776,757	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts)	1,099,065
105,046	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts)	1,244,507

		5,855,521

United States – 61.6%
18,123	Alexandria Real Estate Equities, Inc. REIT (Equity Real Estate Investment Trusts)	2,276,068
57,800	American Homes 4 Rent, Class A REIT (Equity Real Estate Investment Trusts)	1,817,810
8,547	American Tower Corp. REIT (Equity Real Estate Investment Trusts)	1,746,494
39,839	Americold Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts)	1,133,419
20,207	AvalonBay Communities, Inc. REIT (Equity Real Estate Investment Trusts)	3,395,988
19,336	Boston Properties, Inc. REIT (Equity Real Estate Investment Trusts)	1,046,464
6,631	CBRE Group, Inc., Class A (Real Estate Management & Development)*	482,803
28,650	Cousins Properties, Inc. REIT (Equity Real Estate Investment Trusts)	612,537
46,653	CubeSmart REIT (Equity Real Estate Investment Trusts)	2,156,302
32,739	Digital Realty Trust, Inc. REIT (Specialized REITs)	3,218,571

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
16,286	EastGroup Properties, Inc. REIT (Equity Real Estate Investment Trusts)	$ 2,692,401
6,120	Equinix, Inc. REIT (Equity Real Estate Investment Trusts)	4,412,765
32,646	Equity LifeStyle Properties, Inc. REIT (Equity Real Estate Investment Trusts)	2,191,526
19,066	Equity Residential REIT (Equity Real Estate Investment Trusts)	1,143,960
18,614	Federal Realty Investment Trust REIT (Equity Real Estate Investment Trusts)	1,839,622
66,326	Healthcare Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts)	1,282,082
23,229	Healthpeak Properties, Inc. REIT (Equity Real Estate Investment Trusts)	510,341
7,993	Hyatt Hotels Corp., Class A (Consumer Services)*	893,537
89,859	Invitation Homes, Inc. REIT (Equity Real Estate Investment Trusts)	2,806,297
4,033	Mid-America Apartment Communities, Inc. REIT (Equity Real Estate Investment Trusts)	609,144
64,863	Prologis, Inc. REIT (Equity Real Estate Investment Trusts)	8,092,956
17,387	Public Storage REIT (Equity Real Estate Investment Trusts)	5,253,308
37,644	Realty Income Corp. REIT (Equity Real Estate Investment Trusts)	2,383,618
34,964	Regency Centers Corp. REIT (Equity Real Estate Investment Trusts)	2,139,097
64,955	RLJ Lodging Trust REIT (Equity Real Estate Investment Trusts)	688,523
14,512	Ryman Hospitality Properties, Inc. REIT (Equity Real Estate Investment Trusts)	1,302,162
2,920	SBA Communications Corp. REIT (Specialized REITs)	762,324
27,887	Simon Property Group, Inc. REIT (Equity Real Estate Investment Trusts)	3,122,507
37,028	Terreno Realty Corp. REIT (Equity Real Estate Investment Trusts)	2,392,009
50,494	UDR, Inc. REIT (Equity Real Estate Investment Trusts)	2,073,284
53,316	Ventas, Inc. REIT (Equity Real Estate Investment Trusts)	2,311,249

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
85,159	VICI Properties, Inc. REIT (Equity Real Estate Investment Trusts)	$ 2,777,887
47,320	Welltower, Inc. REIT (Equity Real Estate Investment Trusts)	3,392,371
46,022	WeWork, Inc., Class A (Real Estate Management & Development)*(b)	35,773
10,260	W.P. Carey, Inc. REIT (Equity Real Estate Investment Trusts)	794,637

		73,789,836

TOTAL COMMON STOCKS (Cost $109,349,129)		$116,357,130

Shares	Dividend Rate	Value

Investment Company – 1.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,001,555	4.725%	$ 2,001,555
(Cost $2,001,555)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $111,350,684)		$118,358,685

Securities Lending Reinvestment Vehicle – 0.8%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
980,140	4.725%	$ 980,140
(Cost $980,140)

TOTAL INVESTMENTS – 99.6% (Cost $112,330,824)		$119,338,825

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		424,542

NET ASSETS – 100.0%		$119,763,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Sector Name	% of Market Value
Real Estate	94.3%
Consumer Discretionary	2.0
Investment Company	1.7
Communication Services	1.2
Securities Lending Reinvestment Vehicle	0.8
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Health Care – 9.8%
86,095	Healthcare Realty Trust, Inc. REIT	$ 1,664,216
32,069	Healthpeak Properties, Inc. REIT	704,556
74,923	Ventas, Inc. REIT	3,247,912
76,902	Welltower, Inc. REIT	5,513,105

		11,129,789

Hotel – 3.0%
113,253	RLJ Lodging Trust REIT	1,200,482
24,149	Ryman Hospitality Properties, Inc. REIT	2,166,890

		3,367,372

Hotels, Resorts & Cruise Lines – 1.4%
14,539	Hyatt Hotels Corp., Class A*	1,625,315

Industrial – 21.0%
36,250	Americold Realty Trust, Inc. REIT	1,031,312
22,803	EastGroup Properties, Inc. REIT	3,769,792
124,483	Prologis, Inc. REIT	15,531,744
55,972	Terreno Realty Corp. REIT	3,615,791

		23,948,639

Office – 6.9%
30,143	Alexandria Real Estate Equities, Inc. REIT	3,785,660
29,560	Boston Properties, Inc. REIT	1,599,787
68,127	Cousins Properties, Inc. REIT	1,456,555
21,955	Kilroy Realty Corp. REIT	711,342
18,973	Vornado Realty Trust REIT	291,615

		7,844,959

Real Estate Operating Companies – 0.0%
71,714	WeWork, Inc., Class A*(a)	55,743

Real Estate Services – 0.7%
11,123	CBRE Group, Inc., Class A*	809,866

Residential – 19.9%
82,508	American Homes 4 Rent, Class A REIT	2,594,877
30,570	AvalonBay Communities, Inc. REIT	5,137,594
50,255	Equity LifeStyle Properties, Inc. REIT	3,373,618
39,601	Equity Residential REIT	2,376,060
2,574	Essex Property Trust, Inc. REIT	538,326
130,345	Invitation Homes, Inc. REIT	4,070,674
7,423	Mid-America Apartment Communities, Inc. REIT	1,121,170

Shares	Description	Value

Common Stocks – (continued)
Residential – (continued)
4,084	Sun Communities, Inc. REIT	$ 575,354
69,596	UDR, Inc. REIT	2,857,612

		22,645,285

Retail – 8.3%
24,927	Federal Realty Investment Trust REIT	2,463,535
45,267	Regency Centers Corp. REIT	2,769,435
38,131	Simon Property Group, Inc. REIT	4,269,528

		9,502,498

Specialized – 28.2%
5,574	American Tower Corp. REIT	1,138,991
96,652	CubeSmart REIT	4,467,255
47,426	Digital Realty Trust, Inc. REIT	4,662,450
14,247	Equinix, Inc. REIT	10,272,657
31,424	Public Storage REIT	9,494,447
3,264	SBA Communications Corp. REIT	852,133
36,193	VICI Properties, Inc. REIT	1,180,616

		32,068,549

TOTAL COMMON STOCKS (Cost $86,699,034)		$112,998,015

Shares	Dividend Rate	Value

Investment Company – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
63,421	4.725%	$ 63,421
(Cost $63,421)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $86,762,455)		$113,061,436

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
68,128	4.725%	$ 68,128
(Cost $68,128)

TOTAL INVESTMENTS – 99.4% (Cost $86,830,583)		$113,129,564

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		748,513

NET ASSETS – 100.0%		$113,878,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

    Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March 31, 2023:

GLOBAL INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$8,010,722	$—
Europe	—	61,618,952	—
North America	162,870,247	—	—
Oceania	—	8,746,577	—
Investment Company	2,899,092	—	—
Total	$165,769,339	$78,376,251	$—

GLOBAL REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$22,853,023	$—
Europe	1,099,065	12,071,998	—
North America	75,914,807	—	—
Oceania	—	4,418,237	—
Investment Company	2,001,555	—	—
Securities Lending Reinvestment Vehicle	980,140	—	—
Total	$79,995,567	$39,343,258	$—

REAL ESTATE SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$112,998,015	$—	$—
Investment Company	63,421	—	—
Securities Lending Reinvestment Vehicle	68,128	—	—
Total	$113,129,564	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

    The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

    In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

    The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.